Combined Statement of Cash Flows - USD ($) $ in Thousands		3 Months Ended			6 Months Ended		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017		Mar. 31, 2018	Mar. 31, 2017 [1]	Sep. 30, 2017 [2]
INCREASE/DECREASE IN CASH FROM OPERATIONS:
Cash proceeds received from sales of gold		$ 15	$ 12	[1]	$ 29	$ 12	$ 47
Cash expenses paid		(15)	(12)	[1]	(29)	(12)	(47)
Increase/(Decrease) in cash resulting from operations		0	0	[1]	0	0	0
INCREASE/DECREASE IN CASH FLOWS FROM FINANCING ACTIVITIES:
Cash proceeds from issuance of stock						1	1
Cash paid for repurchase of stock			(1)	[1]		(1)	(1)
Increase/(Decrease) in cash resulting from financing activities	[1]		(1)
Cash and cash equivalents at beginning of fiscal period	[1]		1
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES:
Value of gold received for creation of shares - net of gold receivable			26,550	[1]	4,814	26,550	26,550
Value of gold distributed for redemption of shares - net of gold payable		(2,393)			(2,393)		(11,840)
SUPPLEMENTAL DISCLOSURE OF NON-CASH OPERATING ACTIVITIES
Value of Gold Delivery Agreement inflows - net of Gold Delivery Agreement receivable		1,645	1,440	[1]	3,005	1,440	4,635
Value of Gold Delivery Agreement outflows - net of Gold Delivery Agreement payable		(2,365)	(1,686)	[1]	(3,710)	(1,686)	(6,439)
RECONCILIATION OF NET INCOME/(LOSS) TO NET CASH PROVIDED BY OPERATING ACTIVITIES
Net income/(loss)		(22)	746	[1]	37	746	(337)
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Proceeds from sales of gold to pay expenses		23	12	[1]	44	12	73
Net realized (gain)/loss from investment in gold sold to pay Sponsor fees		(1)	(1)	[1]	(2)	(1)	(3)
Net realized (gain)/loss from Gold Delivery Agreement		415	86	[1]	533	86	1,833
Net realized (gain)/loss on gold transferred to cover Gold Delivery Agreement and Gold Delivery Provider fees		(168)	(39)	[1]	(229)	(39)	(270)
Net realized (gain)/loss from gold distributed for the redemption of Shares		(149)			(149)		(486)
Net change in unrealized (appreciation)/depreciation on investment in gold		(98)	(812)	[1]	(235)	(812)	(814)
Increase/(Decrease) in accounts payable to Sponsor			8	[1]	1	8	4
Net cash provided by operating activities		0	0	[1]	0	0	0
SPDR Long Dollar Gold Trust [Member]
INCREASE/DECREASE IN CASH FROM OPERATIONS:
Cash proceeds received from sales of gold		15	12	[1]	29	12	47
Cash expenses paid		(15)	(12)	[1]	(29)	(12)	(47)
Increase/(Decrease) in cash resulting from operations		0	0	[1]	0	0	0
INCREASE/DECREASE IN CASH FLOWS FROM FINANCING ACTIVITIES:
Cash proceeds from issuance of stock						1	1
Cash paid for repurchase of stock			(1)	[1]		(1)	(1)
Increase/(Decrease) in cash resulting from financing activities	[1]		(1)
Cash and cash equivalents at beginning of fiscal period	[1]		1
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES:
Value of gold received for creation of shares - net of gold receivable			26,550	[1]	4,814	26,550	26,550
Value of gold distributed for redemption of shares - net of gold payable		(2,393)			(2,393)		(11,840)
SUPPLEMENTAL DISCLOSURE OF NON-CASH OPERATING ACTIVITIES
Value of Gold Delivery Agreement inflows - net of Gold Delivery Agreement receivable		1,645	1,440	[1]	3,005	1,440	4,635
Value of Gold Delivery Agreement outflows - net of Gold Delivery Agreement payable		(2,365)	(1,686)	[1]	(3,710)	(1,686)	(6,439)
RECONCILIATION OF NET INCOME/(LOSS) TO NET CASH PROVIDED BY OPERATING ACTIVITIES
Net income/(loss)		(22)	746	[1]	37	746	(337)
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Proceeds from sales of gold to pay expenses		23	12	[1]	44	12	73
Net realized (gain)/loss from investment in gold sold to pay Sponsor fees		(1)	(1)	[1]	(2)	(1)	(3)
Net realized (gain)/loss from Gold Delivery Agreement		415	86	[1]	533	86	1,833
Net realized (gain)/loss on gold transferred to cover Gold Delivery Agreement and Gold Delivery Provider fees		(168)	(39)	[1]	(229)	(39)	(270)
Net realized (gain)/loss from gold distributed for the redemption of Shares		(149)			(149)		(486)
Net change in unrealized (appreciation)/depreciation on investment in gold		(98)	(812)	[1]	(235)	(812)	(814)
Increase/(Decrease) in accounts payable to Sponsor			8	[1]	1	8	4
Net cash provided by operating activities		$ 0	$ 0	[1]	$ 0	$ 0	$ 0

[1]	Fund commenced operations on January 27, 2017. See Note 1.
[2]	No comparative has been provided as operations commenced on January 27, 2017. See Note 1.